Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.76981%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,003,468.27

Principal:
Principal Collections	$19,325,738.24
Prepayments in Full	$9,402,250.54
Liquidation Proceeds	$447,617.96
Recoveries	$129,488.34
Sub Total	$29,305,095.08
Collections	$31,308,563.35

Purchase Amounts:
Purchase Amounts Related to Principal	$113,864.09
Purchase Amounts Related to Interest	$661.88
Sub Total	$114,525.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,423,089.32

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,423,089.32
Servicing Fee	$495,302.36	$495,302.36	$0.00	$0.00	$30,927,786.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,927,786.96
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,927,786.96
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,927,786.96
Interest - Class A-3 Notes	$1,612,466.58	$1,612,466.58	$0.00	$0.00	$29,315,320.38
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$28,984,070.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,984,070.38
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$28,787,328.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,787,328.38
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$28,645,746.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,645,746.71
Regular Principal Payment	$26,483,906.96	$26,483,906.96	$0.00	$0.00	$2,161,839.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,161,839.75
Residual Released to Depositor	$0.00	$2,161,839.75	$0.00	$0.00	$0.00
Total		$31,423,089.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,483,906.96
Total					$26,483,906.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,483,906.96	$57.53	$1,612,466.58	$3.50	$28,096,373.54	$61.03
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$26,483,906.96	$20.13	$2,282,040.25	$1.73	$28,765,947.21	$21.86

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$367,165,065.53	0.7975954	$340,681,158.57	0.7400642
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$507,945,065.53	0.3860410	$481,461,158.57	0.3659131

Pool Information
Weighted Average APR	4.092%	4.112%
Weighted Average Remaining Term	36.96	36.23
Number of Receivables Outstanding	26,863	26,126
Pool Balance	$594,362,837.64	$564,365,326.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$539,228,924.96	$512,295,055.34
Pool Factor	0.4039764	0.3835877

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$52,070,271.46
Targeted Overcollateralization Amount	$82,904,168.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,904,168.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$708,040.01
(Recoveries)		66	$129,488.34
Net Loss for Current Collection Period			$578,551.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1681%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5686%
Second Prior Collection Period			0.5588%
Prior Collection Period			0.2837%
Current Collection Period			1.1983%
Four Month Average (Current and Prior Three Collection Periods)			0.6524%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,576	$8,194,175.23
(Cumulative Recoveries)			$1,212,304.21
Cumulative Net Loss for All Collection Periods			$6,981,871.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4745%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,199.35
Average Net Loss for Receivables that have experienced a Realized Loss			$4,430.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.36%	256	$7,664,758.94
61-90 Days Delinquent	0.33%	58	$1,857,355.74
91-120 Days Delinquent	0.06%	9	$351,292.68
Over 120 Days Delinquent	0.12%	20	$675,728.11
Total Delinquent Receivables	1.87%	343	$10,549,135.47

Repossession Inventory:
Repossessed in the Current Collection Period		17	$593,801.85
Total Repossessed Inventory		33	$1,195,565.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2531%
Prior Collection Period			0.2904%
Current Collection Period			0.3330%
Three Month Average			0.2922%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5111%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,739,087.20
2 Months Extended	184	$6,220,725.23
3+ Months Extended	34	$1,036,056.07

Total Receivables Extended	304	$9,995,868.50
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer